Commitments and Contingencies (Details Textual) - USD ($)	1 Months Ended				12 Months Ended
	Jun. 30, 2015	May. 31, 2015	Jan. 31, 2015	Jul. 31, 2013	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Commitments and Contingencies Disclosure [Line Items]
Employment Contracts Total Compensation Charged To Operations					$ 1,136,000	$ 1,340,000	$ 1,166,000
Capital Leases, Future Minimum Payments Due, Next Twelve Months					14,240
Fees and Commissions, Transfer Agent					164,000
Monthly Paid Rent For Storage Space					1,547
Operating Leases, Rent Expense					87,524	93,519	83,969
Gaming Rentals [Member]
Commitments and Contingencies Disclosure [Line Items]
Sale Leaseback Transaction, Monthly Rental Payments						425,000
Operating Leases, Rent Expense					$ 2,296,004	$ 5,106,581	$ 2,127,193
Macau [Member]
Commitments and Contingencies Disclosure [Line Items]
Lease Expiration Date					Apr. 30, 2016
Mr.Vong Veng [Member]
Commitments and Contingencies Disclosure [Line Items]
Employment Agreement Term				5 years
Oriental VIP Room [Member] | Gaming Rentals [Member]
Commitments and Contingencies Disclosure [Line Items]
Operating Leases, Rent Expense	$ 258,000	$ 284,000	$ 309,000